Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Jun. 08, 2023	Mar. 31, 2016	Jun. 30, 2023	Apr. 30, 2016	Jul. 31, 2023	May 31, 2016	Aug. 31, 2023	Jun. 30, 2016	Sep. 30, 2023	Jul. 31, 2016	Oct. 31, 2023	Aug. 31, 2016	Nov. 30, 2023	Sep. 30, 2016	Dec. 31, 2023	Oct. 31, 2016	Jan. 31, 2024	Nov. 30, 2016	Feb. 29, 2024	Dec. 31, 2016	Mar. 31, 2024	Jan. 31, 2017	Apr. 30, 2024	Feb. 28, 2017	Mar. 31, 2026	May 31, 2024	Mar. 31, 2017	Jun. 30, 2024	Apr. 30, 2017	Jul. 31, 2024	May 31, 2017	Aug. 31, 2024	Jun. 30, 2017	Sep. 30, 2024	Jul. 31, 2017	Oct. 31, 2024	Aug. 31, 2017	Nov. 30, 2024	Sep. 30, 2017	Dec. 31, 2024	Oct. 31, 2017	Jan. 31, 2025	Nov. 30, 2017	Feb. 28, 2025	Dec. 31, 2017	Mar. 31, 2025	Jan. 31, 2018	Apr. 30, 2025	Feb. 28, 2018	May 31, 2025	Mar. 31, 2018	Jun. 30, 2025	Apr. 30, 2018	Jul. 31, 2025	May 31, 2018	Aug. 31, 2025	Jun. 30, 2018	Sep. 30, 2025	Jul. 31, 2018	Oct. 31, 2025	Aug. 31, 2018	Nov. 30, 2025	Sep. 30, 2018	Dec. 31, 2025	Oct. 31, 2018	Jan. 31, 2026	Nov. 30, 2018	Feb. 28, 2026	Dec. 31, 2018	Mar. 31, 2026	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026
C000020148
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		$ 9,428		$ 9,147		$ 9,608		$ 9,418		$ 10,040		$ 10,231		$ 10,482		$ 10,321		$ 10,201		$ 10,201		$ 10,839		$ 11,307			$ 11,648		$ 12,009		$ 12,743		$ 12,435		$ 13,030		$ 13,456		$ 13,658		$ 14,722		$ 14,796		$ 14,587		$ 16,259		$ 16,339		$ 16,122		$ 16,190		$ 17,278		$ 17,152		$ 17,244		$ 19,225		$ 19,167		$ 16,786		$ 16,751		$ 15,637		$ 17,445	$ 18,406	$ 18,830	$ 20,002	$ 18,420	$ 19,536	$ 20,143	$ 19,423	$ 18,293	$ 18,688	$ 20,073	$ 20,229	$ 21,705	$ 20,798	$ 18,583	$ 21,090	$ 23,720	$ 25,182	$ 27,443	$ 29,535	$ 28,443	$ 28,043	$ 31,581	$ 33,798	$ 33,816	$ 34,991	$ 33,015	$ 34,955	$ 34,012	$ 35,827	$ 36,058	$ 37,696	$ 36,130	$ 39,031	$ 38,817	$ 38,313	$ 33,705	$ 33,040	$ 33,430	$ 28,661	$ 27,056	$ 24,625	$ 27,950	$ 26,895	$ 23,869	$ 24,900	$ 25,382	$ 23,544	$ 25,420	$ 24,834	$ 26,270	$ 26,241	$ 27,297	$ 28,645	$ 29,026	$ 28,440	$ 27,062	$ 26,388	$ 29,994	$ 31,724	$ 32,164	$ 33,571	$ 33,952	$ 31,783	$ 32,545	$ 33,923	$ 33,776	$ 35,799	$ 36,620	$ 36,180	$ 39,406	$ 36,914	$ 38,686	$ 37,009	$ 34,982	$ 36,154	$ 38,243	$ 40,016	$ 39,573	$ 38,845	$ 40,238	$ 40,238	$ 38,212	$ 37,763	$ 36,614	$ 37,207	$ 34,613
C000176622
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		10,000		9,695		10,189		9,989		10,651		10,851		11,124		10,945		10,819		10,831		11,509		12,009			12,365		12,755		13,544		13,222		13,855		14,300		14,534		15,668		15,746		15,527		17,320		17,404		17,177		17,261		18,420		18,289		18,384		20,512		20,464		17,918		17,894		16,708		18,644	19,686	20,141	21,402	19,715	20,918	21,564	20,801	19,598	20,023	21,520	21,682	23,275	22,304	19,930	22,638	25,458	27,035	29,473	31,735	30,572	30,142	33,949	36,341	36,378	37,643	35,535	37,624	36,616	38,596	38,852	40,630	38,944	42,078	41,876	41,321	36,357	35,658	36,077	30,950	29,225	26,615	30,204	29,086	25,823	26,918	27,454	25,466	27,518	26,873	28,455	28,455	29,569	31,034	31,474	30,858	29,364	28,631	32,558	34,434	34,932	36,456	36,895	34,522	35,371	36,866	36,749	38,947	39,826	39,386	42,903	40,177	42,126	40,271	38,102	39,391	41,654	43,603	43,163	42,377	43,886	43,886	41,686	41,247	39,942	40,631	37,840
C000089457
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		9,424		11,929		10,556		12,957		14,063		11,964		12,393		11,440		9,542		9,682		11,002		10,539			10,483		10,221		10,477		10,343		10,597		11,264		10,512		10,148		10,043		10,618		10,577		9,451		9,691		9,844		9,874		9,921		9,487		8,273		8,261		8,317		8,222		9,256		9,989	9,957	10,028	9,366	9,720	11,434	11,818	13,257	11,921	12,335	12,013	12,991	12,911	11,793	10,441	14,473	15,372	16,384	19,046	18,517	17,363	16,706	15,369	16,156	15,343	13,620	14,091	14,911	16,852	14,568	15,130	14,322	13,017	14,169	14,139	14,369	13,493	15,206	16,622	15,392	14,022	12,266	11,919	10,912	11,049	11,018	13,118	13,266	14,736	12,837	14,981	15,578	14,639	14,111	14,590	13,723	12,639	13,136	14,531	14,438	13,251	12,502	14,826	15,335	16,451	15,907	17,697	18,517	19,082	19,828	18,977	17,509	19,887	20,432	23,414	25,638	26,797	27,903	27,101	33,072	39,165	37,333	43,890	46,144	50,076	62,053	50,260
C000089459
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C with Load
Accumulated Value		10,000		12,649		11,186		13,725		14,887		12,656		13,103		12,086		10,076		10,216		11,600		11,108			11,042		10,760		11,022		10,874		11,132		11,828		11,032		10,643		10,526		11,121		11,069		9,888		10,132		10,285		10,310		10,352		9,892		8,620		8,603		8,655		8,554		9,620		10,376	10,338	10,407	9,711	10,073	11,842	12,232	13,713	12,323	12,744	12,403	13,403	13,316	12,152	10,752	14,897	15,809	16,844	19,564	19,007	17,816	17,130	15,747	16,544	15,701	13,929	14,402	15,228	17,203	14,866	15,426	14,594	13,253	14,420	14,378	14,606	13,705	15,437	16,861	15,604	14,208	12,420	12,061	11,035	11,167	11,125	13,241	13,381	14,856	12,934	15,080	15,674	14,721	14,181	14,650	13,772	12,674	13,168	14,558	14,455	13,261	12,500	14,814	15,323	16,437	15,894	17,682	18,502	19,067	19,812	18,961	17,494	19,870	20,415	23,395	25,617	26,775	27,880	27,079	33,045	39,133	37,302	43,854	46,106	50,035	62,002	50,218
C000089460
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		10,000		12,722		11,198		13,749		14,926		12,701		13,162		12,150		10,139		10,290		11,696		11,207			11,149		10,874		11,149		11,008		11,280		11,996		11,198		10,812		10,705		11,319		11,275		10,080		10,338		10,505		10,540		10,592		10,130		8,835		8,826		8,888		8,789		9,897		10,682	10,651	10,732	10,024	10,406	12,244	12,660	14,203	12,775	13,225	12,880	13,931	13,850	12,654	11,207	15,536	16,506	17,600	20,461	19,897	18,662	17,961	16,527	17,380	16,509	14,657	15,168	16,055	18,149	15,696	16,303	15,438	14,031	15,280	15,251	15,506	14,558	16,411	17,943	16,621	15,147	13,256	12,881	11,797	11,946	11,914	14,190	14,353	15,948	13,897	16,222	16,873	15,859	15,291	15,813	14,878	13,705	14,250	15,766	15,667	14,386	13,573	16,103	16,658	17,877	17,286	19,238	20,133	20,751	21,570	20,649	19,058	21,650	22,248	25,502	27,931	29,200	30,416	29,544	36,065	42,720	40,732	47,897	50,371	54,678	67,771	54,908
C000242810
Account Value [Line Items]
Line Graph and Table Measure Name																									Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series EPI
Accumulated Value	$ 10,000		$ 10,010		$ 10,345		$ 10,310		$ 9,968		$ 9,888		$ 10,526		$ 10,808		$ 11,024		$ 11,363		$ 11,681		$ 11,366			$ 11,794		$ 12,081		$ 12,112		$ 12,464		$ 12,652		$ 12,589		$ 12,844		$ 12,848		$ 13,324		$ 13,167		$ 12,467		$ 12,363		$ 12,876		$ 13,572		$ 13,989		$ 14,322		$ 14,848		$ 15,172		$ 15,464		$ 15,586		$ 15,852		$ 15,824		$ 15,185
C000205081
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		9,425		9,510		9,679		9,679		10,098		10,214		10,290		9,969		10,824		11,075		11,201		11,462			11,511		11,535		11,559		11,835		11,946		11,700		12,232		12,479		12,774		12,719		12,913		12,425		12,492		12,547		13,058		12,980		13,141		13,695		13,229		11,765		11,843		10,380		11,488	11,932	11,627	12,070	11,142	11,959	12,029	11,419	11,654	11,959	12,486	12,790	12,218	11,076	8,526	9,697	10,296	10,546	11,006	11,550	11,159	11,424	13,277	14,294	14,824	15,910	16,259	16,677	16,886	16,955	16,495	17,039	16,621	17,499	16,941	17,694	16,273	16,426	16,468	15,102	15,297	13,876	15,409	14,907	13,542	15,186	15,841	14,853	16,247	16,136	15,313	15,034	14,894	16,233	17,112	16,568	15,787	14,797	16,136	18,019	17,575	18,677	19,291	18,047	19,148	18,862	20,493	20,121	20,264	19,821	21,465	19,729	20,470	19,285	18,219	17,878	18,974	20,085	20,618	22,203	23,003	23,210	23,358	23,269	24,699	24,807	24,007
C000176623
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		10,000		10,094		10,274		10,274		10,722		10,845		10,930		10,590		11,501		11,772		11,911		12,194			12,245		12,276		12,302		12,605		12,728		12,466		13,037		13,304		13,623		13,570		13,777		13,264		13,341		13,400		13,948		13,871		14,048		14,649		14,154		12,592		12,681		11,108		12,294	12,777	12,440	12,923	11,869	12,733	12,820	12,162	12,425	12,762	13,318	13,653	13,048	11,837	9,077	10,317	10,967	11,232	11,734	12,310	11,896	12,177	14,170	15,255	15,830	16,949	17,312	17,765	17,992	18,068	17,599	18,173	17,750	18,688	18,098	18,903	17,390	17,556	17,617	16,149	16,376	14,862	16,512	15,967	14,514	16,285	16,996	15,931	17,375	17,269	16,387	16,083	15,946	17,390	18,348	17,770	16,919	15,885	17,314	19,348	18,880	20,066	20,722	19,395	20,597	20,285	22,050	21,659	21,815	21,347	23,127	21,271	22,067	20,800	19,646	19,288	20,475	21,693	22,262	23,985	24,862	25,090	25,252	25,165	26,723	26,859	25,995
C000150665
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		10,000		10,094		10,274		10,274		10,722		10,845		10,930		10,590		11,506		11,770		11,914		12,191			12,243		12,274		12,299		12,598		12,716		12,459		13,024		13,291		13,610		13,557		13,763		13,244		13,321		13,386		13,934		13,851		14,028		14,623		14,128		12,567		12,661		11,084		12,271	12,754	12,417	12,900	11,846	12,710	12,798	12,139	12,402	12,724	13,281	13,604	12,993	11,786	9,089	10,326	10,966	11,249	11,741	12,307	11,905	12,188	14,170	15,257	15,839	16,942	17,300	17,763	17,986	18,061	17,584	18,165	17,733	18,672	18,076	18,883	17,381	17,531	17,591	16,134	16,344	14,842	16,479	15,939	14,481	16,254	16,960	15,890	17,328	17,222	16,344	16,041	15,905	17,343	18,296	17,721	16,874	15,830	17,267	19,292	18,810	20,006	20,643	19,323	20,519	20,208	21,964	21,575	21,731	21,265	23,020	21,168	21,960	20,700	19,554	19,198	20,377	21,588	22,153	23,865	24,737	24,963	25,141	25,047	26,594	26,728	25,854
C000019879
Account Value [Line Items]
Line Graph and Table Measure Name																									Administrator Class
Accumulated Value		10,000		10,037		10,215		10,239		10,615		10,627		10,627		10,431		10,815		11,026		11,232		11,676			11,688		11,806		11,969		12,042		12,287		12,320		12,572		12,865		13,258		13,401		14,164		13,642		13,292		13,339		13,656		13,738		14,245		14,706		14,787		13,772		14,051		12,779		13,803	14,242	14,515	15,100	14,138	15,131	15,345	15,100	15,379	15,708	16,276	16,762	16,750	15,369	13,441	15,158	15,869	16,178	17,089	18,313	17,613	17,142	19,017	19,740	19,537	20,073	20,950	22,061	22,212	22,726	23,257	23,962	22,843	24,437	24,264	25,346	24,027	23,304	24,164	22,051	22,089	20,264	22,127	21,219	19,262	20,817	21,976	20,699	21,999	21,458	22,238	22,582	22,675	24,168	24,943	24,537	23,362	22,868	24,948	26,076	26,508	27,922	28,814	27,630	28,993	30,025	30,384	31,113	31,770	31,478	33,318	32,514	33,414	32,970	31,105	30,886	32,824	34,483	35,255	35,960	37,266	38,129	38,214	38,227	38,767	38,468	36,542
C000064960
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		9,424		9,456		9,623		9,645		9,997		10,006		10,005		9,818		10,178		10,375		10,569		10,985			10,993		11,102		11,254		11,320		11,547		11,579		11,813		12,086		12,453		12,584		13,301		12,807		12,475		12,518		12,815		12,888		13,363		13,792		13,865		12,912		13,171		11,978		12,933	13,345	13,599	14,145	13,241	14,167	14,365	14,132	14,392	14,697	15,226	15,676	15,666	14,372	12,564	14,171	14,832	15,119	15,968	17,110	16,453	16,007	17,757	18,429	18,239	18,734	19,548	20,585	20,721	21,196	21,692	22,340	21,295	22,778	22,613	23,616	22,386	21,708	22,508	20,537	20,568	18,864	20,596	19,746	17,923	19,366	20,437	19,251	20,455	19,948	20,674	20,988	21,073	22,457	23,169	22,790	21,695	21,232	23,164	24,203	24,601	25,906	26,734	25,632	26,895	27,846	28,179	28,851	29,452	29,173	30,876	30,125	30,958	30,544	28,815	28,605	30,393	31,930	32,635	33,287	34,487	35,285	35,355	35,363	35,862	35,575	33,792
C000089269
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C with Load
Accumulated Value		10,000		10,029		10,199		10,215		10,580		10,585		10,575		10,373		10,746		10,947		11,144		11,576			11,578		11,686		11,837		11,899		12,132		12,157		12,395		12,672		13,049		13,179		13,921		13,395		13,040		13,078		13,379		13,448		13,933		14,370		14,440		13,437		13,698		12,448		13,436	13,855	14,108	14,667	13,718	14,673	14,867	14,618	14,875	15,183	15,717	16,172	16,150	14,807	12,940	14,585	15,251	15,538	16,397	17,584	16,896	16,430	18,214	18,893	18,682	19,183	20,002	21,048	21,172	21,648	22,136	22,789	21,706	23,203	23,021	24,025	22,760	22,056	22,854	20,840	20,858	19,117	20,858	19,988	18,126	19,579	20,652	19,437	20,638	20,116	20,834	21,141	21,210	22,586	23,290	22,899	21,781	21,302	23,226	24,258	24,639	25,929	26,737	25,636	26,899	27,850	28,183	28,855	29,456	29,177	30,880	30,129	30,962	30,549	28,819	28,609	30,397	31,935	32,639	33,292	34,492	35,290	35,359	35,368	35,867	35,580	33,796
C000089491
Account Value [Line Items]
Line Graph and Table Measure Name																									Administrator Class
Accumulated Value		10,000		10,118		10,414		10,407		10,849		11,128		11,138		10,857		12,006		12,353		12,378		12,437			12,382		12,462		12,203		12,528		12,510		12,159		13,047		13,251		13,737		13,731		14,119		13,288		13,561		13,592		14,050		14,204		14,547		14,940		14,555		13,138		13,292		11,861		13,155	13,783	13,457	13,957	13,097	13,940	13,994	13,424	14,035	14,184	14,689	15,201	14,637	13,038	10,089	11,271	11,646	11,848	12,117	12,605	12,003	12,365	14,321	15,384	15,870	17,424	18,375	18,911	19,300	18,945	18,438	18,958	18,408	19,131	18,586	19,666	18,727	18,933	18,857	17,814	18,106	16,583	17,783	17,109	15,172	16,866	17,819	16,950	18,628	18,437	17,474	17,164	16,740	18,361	19,195	18,732	17,913	17,036	18,199	20,129	19,632	20,553	21,576	20,348	21,074	20,329	22,136	21,732	21,732	21,230	23,184	21,460	21,678	21,049	20,096	19,008	19,504	19,941	20,287	21,465	20,533	19,914	20,639	20,808	22,027	22,343	20,785
C000089488
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		9,426		9,536		9,814		9,807		10,224		10,482		10,492		10,227		11,307		11,633		11,658		11,711			11,658		11,732		11,486		11,792		11,774		11,444		12,277		12,470		12,924		12,919		13,283		12,501		12,756		12,782		13,212		13,353		13,675		14,046		13,683		12,349		12,493		11,147		12,362	12,952	12,645	13,111	12,306	13,095	13,147	12,609	13,183	13,322	13,796	14,271	13,744	12,241	9,473	10,584	10,932	11,119	11,370	11,828	11,264	11,605	13,436	14,436	14,892	16,348	17,235	17,739	18,101	17,767	17,292	17,776	17,259	17,934	17,422	18,437	17,554	17,749	17,675	16,696	16,969	15,540	16,662	16,029	14,214	15,800	16,692	15,877	17,445	17,266	16,365	16,075	15,670	17,188	17,974	17,533	16,769	15,946	17,031	18,838	18,373	19,232	20,186	19,035	19,716	19,021	20,708	20,332	20,327	19,857	21,685	20,065	20,271	19,679	18,788	17,769	18,232	18,639	18,963	20,065	19,190	18,608	19,287	19,442	20,578	20,878	19,415
C000150670
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		10,000		10,118		10,418		10,414		10,860		11,139		11,157		10,875		12,031		12,382		12,411		12,474			12,422		12,503		12,247		12,580		12,561		12,214		13,107		13,319		13,810		13,809		14,204		13,371		13,646		13,681		14,146		14,304		14,657		15,055		14,672		13,247		13,406		11,965		13,276	13,911	13,589	14,094	13,230	14,086	14,149	13,573	14,195	14,353	14,867	15,388	14,826	13,206	10,222	11,424	11,808	12,012	12,289	12,788	12,183	12,554	14,544	15,629	16,127	17,712	18,682	19,236	19,631	19,275	18,768	19,305	18,747	19,489	18,940	20,047	19,094	19,314	19,241	18,182	18,484	16,931	18,164	17,481	15,505	17,242	18,219	17,338	19,060	18,870	17,889	17,577	17,147	18,811	19,675	19,202	18,372	17,474	18,675	20,659	20,159	21,110	22,161	20,905	21,660	20,905	22,766	22,356	22,361	21,856	23,872	22,097	22,333	21,691	20,713	19,599	20,115	20,571	20,938	22,158	21,202	20,565	21,323	21,501	22,766	23,105	21,495
C000092810
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		10,000		10,118		10,414		10,414		10,856		11,138		11,152		10,870		12,026		12,376		12,406		12,468			12,413		12,493		12,237		12,567		12,552		12,205		13,097		13,305		13,795		13,794		14,188		13,353		13,632		13,663		14,126		14,285		14,633		15,031		14,648		13,226		13,384		11,944		13,252	13,885	13,564	14,064	13,206	14,055	14,114	13,543	14,159	14,318	14,830	15,347	14,782	13,167	10,193	11,391	11,770	11,978	12,250	12,747	12,143	12,513	14,493	15,571	16,067	17,645	18,612	19,159	19,553	19,198	18,689	19,219	18,667	19,403	18,851	19,953	19,004	19,223	19,146	18,092	18,393	16,847	18,069	17,385	15,424	17,153	18,119	17,242	18,949	18,760	17,785	17,475	17,043	18,697	19,555	19,085	18,255	17,363	18,551	20,522	20,025	20,965	22,013	20,761	21,511	20,756	22,599	22,197	22,197	21,690	23,693	21,935	22,158	21,521	20,552	19,440	19,952	20,405	20,764	21,979	21,025	20,394	21,140	21,318	22,573	22,902	21,307
C000089461
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		9,425		9,354		9,591		10,275		10,250		9,607		9,653		9,562		9,292		9,670		9,762		10,186			10,261		10,476		10,835		10,555		10,818		11,112		10,909		11,245		11,565		10,991		10,793		10,316		10,671		10,911		10,687		10,957		11,187		11,480		11,509		11,425		12,034		11,349		11,900	12,350	12,761	12,942	12,947	13,455	13,439	13,844	14,186	14,143	14,009	14,469	15,213	13,914	12,766	13,386	13,955	13,425	14,446	14,389	14,212	14,525	14,971	15,081	14,693	14,176	15,476	16,175	15,880	15,609	16,260	16,658	15,654	16,112	15,713	17,185	16,614	16,271	17,585	16,791	17,396	16,553	17,351	17,170	15,289	15,735	16,842	16,597	16,506	15,545	16,152	16,388	15,479	15,832	16,171	15,475	14,593	14,713	15,486	15,735	15,466	15,610	16,438	16,332	17,487	16,822	17,868	18,497	19,647	19,423	19,998	18,516	19,179	19,520	19,422	19,342	20,038	20,317	21,148	20,905	21,598	21,944	22,391	21,361	21,639	23,420	22,477
C000089464
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		10,000		9,925		10,182		10,912		10,891		10,213		10,267		10,170		9,883		10,290		10,388		10,844			10,926		11,161		11,549		11,251		11,537		11,850		11,643		11,997		12,350		11,739		11,533		11,023		11,405		11,668		11,428		11,722		11,968		12,288		12,324		12,239		12,898		12,160		12,756	13,239	13,690	13,883	13,900	14,447	14,430	14,870	15,245	15,204	15,061	15,555	16,361	14,971	13,741	14,408	15,028	14,462	15,563	15,508	15,324	15,660	16,149	16,273	15,854	15,304	16,712	17,467	17,155	16,860	17,580	18,003	16,932	17,427	17,003	18,603	17,984	17,622	19,040	18,189	18,854	17,946	18,811	18,624	16,589	17,073	18,274	18,015	17,927	16,883	17,555	17,812	16,833	17,212	17,591	16,844	15,888	16,018	16,870	17,137	16,854	17,011	17,916	17,811	19,071	18,354	19,496	20,183	21,446	21,212	21,840	20,228	20,952	21,326	21,223	21,146	21,908	22,219	23,141	22,874	23,642	24,021	24,523	23,392	23,708	25,662	24,634
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,039		10,219		10,246		10,623		10,638		10,640		10,446		10,833		11,047		11,257		11,704			11,717		11,838		12,004		12,079		12,327		12,365		12,620		12,915		13,311		13,459		14,229		13,705		13,357		13,408		13,731		13,815		14,329		14,796		14,881		13,864		14,146		12,869		13,900	14,346	14,625	15,217	14,250	15,255	15,474	15,229	15,514	15,850	16,425	16,921	16,914	15,522	13,605	15,349	16,080	16,399	17,324	18,569	17,864	17,389	19,292	20,034	19,832	20,378	21,271	22,406	22,563	23,089	23,638	24,357	23,224	24,851	24,679	25,785	24,450	23,718	24,599	22,454	22,495	20,638	22,541	21,622	19,631	21,220	22,406	21,115	22,442	21,894	22,698	23,052	23,152	24,682	25,475	25,069	23,874	23,372	25,507	26,665	27,114	28,561	29,480	28,276	29,678	30,743	31,117	31,872	32,553	32,258	34,151	33,337	34,265	33,818	31,913	31,696	33,692	35,405	36,199	36,933	38,281	39,178	39,274	39,298	39,868	39,565	37,594
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,039		10,219		10,246		10,623		10,638		10,640		10,446		10,833		11,047		11,257		11,704			11,717		11,838		12,004		12,079		12,327		12,365		12,620		12,915		13,311		13,459		14,229		13,705		13,357		13,408		13,731		13,815		14,329		14,796		14,881		13,864		14,146		12,869		13,900	14,346	14,625	15,217	14,250	15,255	15,474	15,229	15,514	15,850	16,425	16,921	16,914	15,522	13,605	15,349	16,080	16,399	17,324	18,569	17,864	17,389	19,292	20,034	19,832	20,378	21,271	22,406	22,563	23,089	23,638	24,357	23,224	24,851	24,679	25,785	24,450	23,718	24,599	22,454	22,495	20,638	22,541	21,622	19,631	21,220	22,406	21,115	22,442	21,894	22,698	23,052	23,152	24,682	25,475	25,069	23,874	23,372	25,507	26,665	27,114	28,561	29,480	28,276	29,678	30,743	31,117	31,872	32,553	32,258	34,151	33,337	34,265	33,818	31,913	31,696	33,692	35,405	36,199	36,933	38,281	39,178	39,274	39,298	39,868	39,565	37,594
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,039		10,219		10,246		10,623		10,638		10,640		10,446		10,833		11,047		11,257		11,704			11,717		11,838		12,004		12,079		12,327		12,365		12,620		12,915		13,311		13,459		14,229		13,705		13,357		13,408		13,731		13,815		14,329		14,796		14,881		13,864		14,146		12,869		13,900	14,346	14,625	15,217	14,250	15,255	15,474	15,229	15,514	15,850	16,425	16,921	16,914	15,522	13,605	15,349	16,080	16,399	17,324	18,569	17,864	17,389	19,292	20,034	19,832	20,378	21,271	22,406	22,563	23,089	23,638	24,357	23,224	24,851	24,679	25,785	24,450	23,718	24,599	22,454	22,495	20,638	22,541	21,622	19,631	21,220	22,406	21,115	22,442	21,894	22,698	23,052	23,152	24,682	25,475	25,069	23,874	23,372	25,507	26,665	27,114	28,561	29,480	28,276	29,678	30,743	31,117	31,872	32,553	32,258	34,151	33,337	34,265	33,818	31,913	31,696	33,692	35,405	36,199	36,933	38,281	39,178	39,274	39,298	39,868	39,565	37,594
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,039		10,219		10,246		10,623		10,638		10,640		10,446		10,833		11,047		11,257		11,704			11,717		11,838		12,004		12,079		12,327		12,365		12,620		12,915		13,311		13,459		14,229		13,705		13,357		13,408		13,731		13,815		14,329		14,796		14,881		13,864		14,146		12,869		13,900	14,346	14,625	15,217	14,250	15,255	15,474	15,229	15,514	15,850	16,425	16,921	16,914	15,522	13,605	15,349	16,080	16,399	17,324	18,569	17,864	17,389	19,292	20,034	19,832	20,378	21,271	22,406	22,563	23,089	23,638	24,357	23,224	24,851	24,679	25,785	24,450	23,718	24,599	22,454	22,495	20,638	22,541	21,622	19,631	21,220	22,406	21,115	22,442	21,894	22,698	23,052	23,152	24,682	25,475	25,069	23,874	23,372	25,507	26,665	27,114	28,561	29,480	28,276	29,678	30,743	31,117	31,872	32,553	32,258	34,151	33,337	34,265	33,818	31,913	31,696	33,692	35,405	36,199	36,933	38,281	39,178	39,274	39,298	39,868	39,565	37,594
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,039		10,219		10,246		10,623		10,638		10,640		10,446		10,833		11,047		11,257		11,704			11,717		11,838		12,004		12,079		12,327		12,365		12,620		12,915		13,311		13,459		14,229		13,705		13,357		13,408		13,731		13,815		14,329		14,796		14,881		13,864		14,146		12,869		13,900	14,346	14,625	15,217	14,250	15,255	15,474	15,229	15,514	15,850	16,425	16,921	16,914	15,522	13,605	15,349	16,080	16,399	17,324	18,569	17,864	17,389	19,292	20,034	19,832	20,378	21,271	22,406	22,563	23,089	23,638	24,357	23,224	24,851	24,679	25,785	24,450	23,718	24,599	22,454	22,495	20,638	22,541	21,622	19,631	21,220	22,406	21,115	22,442	21,894	22,698	23,052	23,152	24,682	25,475	25,069	23,874	23,372	25,507	26,665	27,114	28,561	29,480	28,276	29,678	30,743	31,117	31,872	32,553	32,258	34,151	33,337	34,265	33,818	31,913	31,696	33,692	35,405	36,199	36,933	38,281	39,178	39,274	39,298	39,868	39,565	37,594
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value	$ 10,000		$ 10,438		$ 10,774		$ 10,602		$ 10,097		$ 9,884		$ 10,787		$ 11,277		$ 11,467		$ 12,079		$ 12,468		$ 11,958			$ 12,551		$ 13,002		$ 13,160		$ 13,479		$ 13,767		$ 13,642		$ 14,443		$ 14,099		$ 14,491		$ 14,302		$ 13,496		$ 13,405		$ 14,249		$ 14,973		$ 15,309		$ 15,620		$ 16,190		$ 16,569		$ 16,609		$ 16,620		$ 16,861		$ 16,732		$ 15,899
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,062		10,242		10,263		10,670		10,698		10,714		10,483		10,952		11,165		11,376		11,799			11,807		11,932		12,054		12,163		12,392		12,416		12,719		12,996		13,391		13,525		14,238		13,713		13,438		13,489		13,869		13,960		14,423		14,930		14,955		13,853		14,131		12,816		13,916	14,405	14,616	15,199	14,216	15,214	15,440	15,125	15,391	15,722	16,320	16,791	16,773	15,400	13,282	15,041	15,845	16,207	17,128	18,369	17,700	17,318	19,425	20,298	20,208	20,840	21,587	22,700	22,803	23,365	23,761	24,438	23,342	24,920	24,541	25,507	24,006	23,402	24,161	21,993	21,963	20,126	22,014	21,192	19,227	20,804	21,890	20,608	22,027	21,513	22,088	22,323	22,410	23,940	24,798	24,320	23,161	22,547	24,650	25,957	26,245	27,666	28,558	27,301	28,591	29,476	30,024	30,678	31,313	31,083	33,150	32,137	33,152	32,516	30,620	30,414	32,342	33,985	34,733	35,537	36,764	37,552	37,655	37,647	38,231	38,049	36,157
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,062		10,242		10,263		10,670		10,698		10,714		10,483		10,952		11,165		11,376		11,799			11,807		11,932		12,054		12,163		12,392		12,416		12,719		12,996		13,391		13,525		14,238		13,713		13,438		13,489		13,869		13,960		14,423		14,930		14,955		13,853		14,131		12,816		13,916	14,405	14,616	15,199	14,216	15,214	15,440	15,125	15,391	15,722	16,320	16,791	16,773	15,400	13,282	15,041	15,845	16,207	17,128	18,369	17,700	17,318	19,425	20,298	20,208	20,840	21,587	22,700	22,803	23,365	23,761	24,438	23,342	24,920	24,541	25,507	24,006	23,402	24,161	21,993	21,963	20,126	22,014	21,192	19,227	20,804	21,890	20,608	22,027	21,513	22,088	22,323	22,410	23,940	24,798	24,320	23,161	22,547	24,650	25,957	26,245	27,666	28,558	27,301	28,591	29,476	30,024	30,678	31,313	31,083	33,150	32,137	33,152	32,516	30,620	30,414	32,342	33,985	34,733	35,537	36,764	37,552	37,655	37,647	38,231	38,049	36,157
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,062		10,242		10,263		10,670		10,698		10,714		10,483		10,952		11,165		11,376		11,799			11,807		11,932		12,054		12,163		12,392		12,416		12,719		12,996		13,391		13,525		14,238		13,713		13,438		13,489		13,869		13,960		14,423		14,930		14,955		13,853		14,131		12,816		13,916	14,405	14,616	15,199	14,216	15,214	15,440	15,125	15,391	15,722	16,320	16,791	16,773	15,400	13,282	15,041	15,845	16,207	17,128	18,369	17,700	17,318	19,425	20,298	20,208	20,840	21,587	22,700	22,803	23,365	23,761	24,438	23,342	24,920	24,541	25,507	24,006	23,402	24,161	21,993	21,963	20,126	22,014	21,192	19,227	20,804	21,890	20,608	22,027	21,513	22,088	22,323	22,410	23,940	24,798	24,320	23,161	22,547	24,650	25,957	26,245	27,666	28,558	27,301	28,591	29,476	30,024	30,678	31,313	31,083	33,150	32,137	33,152	32,516	30,620	30,414	32,342	33,985	34,733	35,537	36,764	37,552	37,655	37,647	38,231	38,049	36,157
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,039		10,219		10,246		10,623		10,638		10,640		10,446		10,833		11,047		11,257		11,704			11,717		11,838		12,004		12,079		12,327		12,365		12,620		12,915		13,311		13,459		14,229		13,705		13,357		13,408		13,731		13,815		14,329		14,796		14,881		13,864		14,146		12,869		13,900	14,346	14,625	15,217	14,250	15,255	15,474	15,229	15,514	15,850	16,425	16,921	16,914	15,522	13,605	15,349	16,080	16,399	17,324	18,569	17,864	17,389	19,292	20,034	19,832	20,378	21,271	22,406	22,563	23,089	23,638	24,357	23,224	24,851	24,679	25,785	24,450	23,718	24,599	22,454	22,495	20,638	22,541	21,622	19,631	21,220	22,406	21,115	22,442	21,894	22,698	23,052	23,152	24,682	25,475	25,069	23,874	23,372	25,507	26,665	27,114	28,561	29,480	28,276	29,678	30,743	31,117	31,872	32,553	32,258	34,151	33,337	34,265	33,818	31,913	31,696	33,692	35,405	36,199	36,933	38,281	39,178	39,274	39,298	39,868	39,565	37,594
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,039		10,219		10,246		10,623		10,638		10,640		10,446		10,833		11,047		11,257		11,704			11,717		11,838		12,004		12,079		12,327		12,365		12,620		12,915		13,311		13,459		14,229		13,705		13,357		13,408		13,731		13,815		14,329		14,796		14,881		13,864		14,146		12,869		13,900	14,346	14,625	15,217	14,250	15,255	15,474	15,229	15,514	15,850	16,425	16,921	16,914	15,522	13,605	15,349	16,080	16,399	17,324	18,569	17,864	17,389	19,292	20,034	19,832	20,378	21,271	22,406	22,563	23,089	23,638	24,357	23,224	24,851	24,679	25,785	24,450	23,718	24,599	22,454	22,495	20,638	22,541	21,622	19,631	21,220	22,406	21,115	22,442	21,894	22,698	23,052	23,152	24,682	25,475	25,069	23,874	23,372	25,507	26,665	27,114	28,561	29,480	28,276	29,678	30,743	31,117	31,872	32,553	32,258	34,151	33,337	34,265	33,818	31,913	31,696	33,692	35,405	36,199	36,933	38,281	39,178	39,274	39,298	39,868	39,565	37,594
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,039		10,219		10,246		10,623		10,638		10,640		10,446		10,833		11,047		11,257		11,704			11,717		11,838		12,004		12,079		12,327		12,365		12,620		12,915		13,311		13,459		14,229		13,705		13,357		13,408		13,731		13,815		14,329		14,796		14,881		13,864		14,146		12,869		13,900	14,346	14,625	15,217	14,250	15,255	15,474	15,229	15,514	15,850	16,425	16,921	16,914	15,522	13,605	15,349	16,080	16,399	17,324	18,569	17,864	17,389	19,292	20,034	19,832	20,378	21,271	22,406	22,563	23,089	23,638	24,357	23,224	24,851	24,679	25,785	24,450	23,718	24,599	22,454	22,495	20,638	22,541	21,622	19,631	21,220	22,406	21,115	22,442	21,894	22,698	23,052	23,152	24,682	25,475	25,069	23,874	23,372	25,507	26,665	27,114	28,561	29,480	28,276	29,678	30,743	31,117	31,872	32,553	32,258	34,151	33,337	34,265	33,818	31,913	31,696	33,692	35,405	36,199	36,933	38,281	39,178	39,274	39,298	39,868	39,565	37,594
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,062		10,242		10,263		10,670		10,698		10,714		10,483		10,952		11,165		11,376		11,799			11,807		11,932		12,054		12,163		12,392		12,416		12,719		12,996		13,391		13,525		14,238		13,713		13,438		13,489		13,869		13,960		14,423		14,930		14,955		13,853		14,131		12,816		13,916	14,405	14,616	15,199	14,216	15,214	15,440	15,125	15,391	15,722	16,320	16,791	16,773	15,400	13,282	15,041	15,845	16,207	17,128	18,369	17,700	17,318	19,425	20,298	20,208	20,840	21,587	22,700	22,803	23,365	23,761	24,438	23,342	24,920	24,541	25,507	24,006	23,402	24,161	21,993	21,963	20,126	22,014	21,192	19,227	20,804	21,890	20,608	22,027	21,513	22,088	22,323	22,410	23,940	24,798	24,320	23,161	22,547	24,650	25,957	26,245	27,666	28,558	27,301	28,591	29,476	30,024	30,678	31,313	31,083	33,150	32,137	33,152	32,516	30,620	30,414	32,342	33,985	34,733	35,537	36,764	37,552	37,655	37,647	38,231	38,049	36,157
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,062		10,242		10,263		10,670		10,698		10,714		10,483		10,952		11,165		11,376		11,799			11,807		11,932		12,054		12,163		12,392		12,416		12,719		12,996		13,391		13,525		14,238		13,713		13,438		13,489		13,869		13,960		14,423		14,930		14,955		13,853		14,131		12,816		13,916	14,405	14,616	15,199	14,216	15,214	15,440	15,125	15,391	15,722	16,320	16,791	16,773	15,400	13,282	15,041	15,845	16,207	17,128	18,369	17,700	17,318	19,425	20,298	20,208	20,840	21,587	22,700	22,803	23,365	23,761	24,438	23,342	24,920	24,541	25,507	24,006	23,402	24,161	21,993	21,963	20,126	22,014	21,192	19,227	20,804	21,890	20,608	22,027	21,513	22,088	22,323	22,410	23,940	24,798	24,320	23,161	22,547	24,650	25,957	26,245	27,666	28,558	27,301	28,591	29,476	30,024	30,678	31,313	31,083	33,150	32,137	33,152	32,516	30,620	30,414	32,342	33,985	34,733	35,537	36,764	37,552	37,655	37,647	38,231	38,049	36,157
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,062		10,242		10,263		10,670		10,698		10,714		10,483		10,952		11,165		11,376		11,799			11,807		11,932		12,054		12,163		12,392		12,416		12,719		12,996		13,391		13,525		14,238		13,713		13,438		13,489		13,869		13,960		14,423		14,930		14,955		13,853		14,131		12,816		13,916	14,405	14,616	15,199	14,216	15,214	15,440	15,125	15,391	15,722	16,320	16,791	16,773	15,400	13,282	15,041	15,845	16,207	17,128	18,369	17,700	17,318	19,425	20,298	20,208	20,840	21,587	22,700	22,803	23,365	23,761	24,438	23,342	24,920	24,541	25,507	24,006	23,402	24,161	21,993	21,963	20,126	22,014	21,192	19,227	20,804	21,890	20,608	22,027	21,513	22,088	22,323	22,410	23,940	24,798	24,320	23,161	22,547	24,650	25,957	26,245	27,666	28,558	27,301	28,591	29,476	30,024	30,678	31,313	31,083	33,150	32,137	33,152	32,516	30,620	30,414	32,342	33,985	34,733	35,537	36,764	37,552	37,655	37,647	38,231	38,049	36,157
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,062		10,242		10,263		10,670		10,698		10,714		10,483		10,952		11,165		11,376		11,799			11,807		11,932		12,054		12,163		12,392		12,416		12,719		12,996		13,391		13,525		14,238		13,713		13,438		13,489		13,869		13,960		14,423		14,930		14,955		13,853		14,131		12,816		13,916	14,405	14,616	15,199	14,216	15,214	15,440	15,125	15,391	15,722	16,320	16,791	16,773	15,400	13,282	15,041	15,845	16,207	17,128	18,369	17,700	17,318	19,425	20,298	20,208	20,840	21,587	22,700	22,803	23,365	23,761	24,438	23,342	24,920	24,541	25,507	24,006	23,402	24,161	21,993	21,963	20,126	22,014	21,192	19,227	20,804	21,890	20,608	22,027	21,513	22,088	22,323	22,410	23,940	24,798	24,320	23,161	22,547	24,650	25,957	26,245	27,666	28,558	27,301	28,591	29,476	30,024	30,678	31,313	31,083	33,150	32,137	33,152	32,516	30,620	30,414	32,342	33,985	34,733	35,537	36,764	37,552	37,655	37,647	38,231	38,049	36,157
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,039		10,219		10,246		10,623		10,638		10,640		10,446		10,833		11,047		11,257		11,704			11,717		11,838		12,004		12,079		12,327		12,365		12,620		12,915		13,311		13,459		14,229		13,705		13,357		13,408		13,731		13,815		14,329		14,796		14,881		13,864		14,146		12,869		13,900	14,346	14,625	15,217	14,250	15,255	15,474	15,229	15,514	15,850	16,425	16,921	16,914	15,522	13,605	15,349	16,080	16,399	17,324	18,569	17,864	17,389	19,292	20,034	19,832	20,378	21,271	22,406	22,563	23,089	23,638	24,357	23,224	24,851	24,679	25,785	24,450	23,718	24,599	22,454	22,495	20,638	22,541	21,622	19,631	21,220	22,406	21,115	22,442	21,894	22,698	23,052	23,152	24,682	25,475	25,069	23,874	23,372	25,507	26,665	27,114	28,561	29,480	28,276	29,678	30,743	31,117	31,872	32,553	32,258	34,151	33,337	34,265	33,818	31,913	31,696	33,692	35,405	36,199	36,933	38,281	39,178	39,274	39,298	39,868	39,565	37,594
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,039		10,219		10,246		10,623		10,638		10,640		10,446		10,833		11,047		11,257		11,704			11,717		11,838		12,004		12,079		12,327		12,365		12,620		12,915		13,311		13,459		14,229		13,705		13,357		13,408		13,731		13,815		14,329		14,796		14,881		13,864		14,146		12,869		13,900	14,346	14,625	15,217	14,250	15,255	15,474	15,229	15,514	15,850	16,425	16,921	16,914	15,522	13,605	15,349	16,080	16,399	17,324	18,569	17,864	17,389	19,292	20,034	19,832	20,378	21,271	22,406	22,563	23,089	23,638	24,357	23,224	24,851	24,679	25,785	24,450	23,718	24,599	22,454	22,495	20,638	22,541	21,622	19,631	21,220	22,406	21,115	22,442	21,894	22,698	23,052	23,152	24,682	25,475	25,069	23,874	23,372	25,507	26,665	27,114	28,561	29,480	28,276	29,678	30,743	31,117	31,872	32,553	32,258	34,151	33,337	34,265	33,818	31,913	31,696	33,692	35,405	36,199	36,933	38,281	39,178	39,274	39,298	39,868	39,565	37,594
ALLSPRING Index: FTSE Gold Mines Index
Account Value [Line Items]
Line Graph and Table Measure Name																									FTSE Gold Mines Index
Accumulated Value		10,000		12,700		11,244		13,808		15,042		12,447		12,979		12,060		10,155		10,505		11,780		11,537			11,435		11,217		11,318		10,903		11,343		12,198		11,404		10,986		11,038		11,580		11,909		10,546		10,870		10,966		10,914		10,879		10,331		8,982		8,972		9,287		9,441		10,417		11,226	10,972	11,118	10,302	10,747	13,049	13,537	15,107	13,661	14,209	13,499	14,862	14,767	13,721	12,459	17,377	17,714	19,035	22,270	21,967	20,491	19,566	17,779	18,570	17,938	15,768	16,493	17,398	20,019	16,933	17,430	16,274	14,915	15,822	16,014	16,643	15,563	17,528	19,653	18,070	16,405	13,988	12,747	11,819	11,993	11,976	14,046	14,506	16,211	13,701	16,265	17,008	15,509	15,272	15,766	14,595	13,429	14,324	15,965	16,306	14,418	13,358	16,079	17,016	17,841	17,449	19,790	20,809	21,283	20,973	19,634	17,769	20,828	21,055	24,483	26,411	27,137	28,134	28,279	34,908	42,448	40,851	47,042	48,776	54,355	65,033	51,415
ALLSPRING Index: FTSE Gold Mines Index
Account Value [Line Items]
Line Graph and Table Measure Name																									FTSE Gold Mines Index
Accumulated Value		10,000		12,700		11,244		13,808		15,042		12,447		12,979		12,060		10,155		10,505		11,780		11,537			11,435		11,217		11,318		10,903		11,343		12,198		11,404		10,986		11,038		11,580		11,909		10,546		10,870		10,966		10,914		10,879		10,331		8,982		8,972		9,287		9,441		10,417		11,226	10,972	11,118	10,302	10,747	13,049	13,537	15,107	13,661	14,209	13,499	14,862	14,767	13,721	12,459	17,377	17,714	19,035	22,270	21,967	20,491	19,566	17,779	18,570	17,938	15,768	16,493	17,398	20,019	16,933	17,430	16,274	14,915	15,822	16,014	16,643	15,563	17,528	19,653	18,070	16,405	13,988	12,747	11,819	11,993	11,976	14,046	14,506	16,211	13,701	16,265	17,008	15,509	15,272	15,766	14,595	13,429	14,324	15,965	16,306	14,418	13,358	16,079	17,016	17,841	17,449	19,790	20,809	21,283	20,973	19,634	17,769	20,828	21,055	24,483	26,411	27,137	28,134	28,279	34,908	42,448	40,851	47,042	48,776	54,355	65,033	51,415
ALLSPRING Index: FTSE Gold Mines Index
Account Value [Line Items]
Line Graph and Table Measure Name																									FTSE Gold Mines Index
Accumulated Value		10,000		12,700		11,244		13,808		15,042		12,447		12,979		12,060		10,155		10,505		11,780		11,537			11,435		11,217		11,318		10,903		11,343		12,198		11,404		10,986		11,038		11,580		11,909		10,546		10,870		10,966		10,914		10,879		10,331		8,982		8,972		9,287		9,441		10,417		11,226	10,972	11,118	10,302	10,747	13,049	13,537	15,107	13,661	14,209	13,499	14,862	14,767	13,721	12,459	17,377	17,714	19,035	22,270	21,967	20,491	19,566	17,779	18,570	17,938	15,768	16,493	17,398	20,019	16,933	17,430	16,274	14,915	15,822	16,014	16,643	15,563	17,528	19,653	18,070	16,405	13,988	12,747	11,819	11,993	11,976	14,046	14,506	16,211	13,701	16,265	17,008	15,509	15,272	15,766	14,595	13,429	14,324	15,965	16,306	14,418	13,358	16,079	17,016	17,841	17,449	19,790	20,809	21,283	20,973	19,634	17,769	20,828	21,055	24,483	26,411	27,137	28,134	28,279	34,908	42,448	40,851	47,042	48,776	54,355	65,033	51,415
ALLSPRING Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,157		10,386		10,379		10,999		11,193		11,318		10,780		11,982		12,318		12,366		12,605			12,622		12,760		12,500		12,933		13,029		12,863		13,666		13,782		14,179		14,122		14,491		13,930		14,110		14,232		15,096		15,204		15,469		16,136		15,748		14,038		14,261		12,567		13,980	14,707	14,399	14,889	13,731	14,701	14,786	14,056	14,348	14,726	15,332	15,774	15,268	13,983	10,945	12,448	13,258	13,727	14,107	14,902	14,404	14,706	17,416	18,923	19,875	21,114	21,326	21,774	21,819	22,241	21,438	21,918	21,272	22,177	21,252	21,727	19,635	19,845	20,092	18,101	18,128	16,637	18,374	17,998	16,273	18,065	18,487	17,287	18,972	18,651	17,760	17,441	17,280	18,685	19,827	18,835	17,726	16,518	18,013	20,213	19,427	20,526	21,260	19,764	20,756	20,564	22,653	22,314	22,470	22,146	24,575	22,546	23,137	21,899	20,409	19,937	21,002	22,143	22,527	24,137	24,888	25,338	25,581	25,433	26,794	27,010	25,659
ALLSPRING Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,157		10,386		10,379		10,999		11,193		11,318		10,780		11,982		12,318		12,366		12,605			12,622		12,760		12,500		12,933		13,029		12,863		13,666		13,782		14,179		14,122		14,491		13,930		14,110		14,232		15,096		15,204		15,469		16,136		15,748		14,038		14,261		12,567		13,980	14,707	14,399	14,889	13,731	14,701	14,786	14,056	14,348	14,726	15,332	15,774	15,268	13,983	10,945	12,448	13,258	13,727	14,107	14,902	14,404	14,706	17,416	18,923	19,875	21,114	21,326	21,774	21,819	22,241	21,438	21,918	21,272	22,177	21,252	21,727	19,635	19,845	20,092	18,101	18,128	16,637	18,374	17,998	16,273	18,065	18,487	17,287	18,972	18,651	17,760	17,441	17,280	18,685	19,827	18,835	17,726	16,518	18,013	20,213	19,427	20,526	21,260	19,764	20,756	20,564	22,653	22,314	22,470	22,146	24,575	22,546	23,137	21,899	20,409	19,937	21,002	22,143	22,527	24,137	24,888	25,338	25,581	25,433	26,794	27,010	25,659
ALLSPRING Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,157		10,386		10,379		10,999		11,193		11,318		10,780		11,982		12,318		12,366		12,605			12,622		12,760		12,500		12,933		13,029		12,863		13,666		13,782		14,179		14,122		14,491		13,930		14,110		14,232		15,096		15,204		15,469		16,136		15,748		14,038		14,261		12,567		13,980	14,707	14,399	14,889	13,731	14,701	14,786	14,056	14,348	14,726	15,332	15,774	15,268	13,983	10,945	12,448	13,258	13,727	14,107	14,902	14,404	14,706	17,416	18,923	19,875	21,114	21,326	21,774	21,819	22,241	21,438	21,918	21,272	22,177	21,252	21,727	19,635	19,845	20,092	18,101	18,128	16,637	18,374	17,998	16,273	18,065	18,487	17,287	18,972	18,651	17,760	17,441	17,280	18,685	19,827	18,835	17,726	16,518	18,013	20,213	19,427	20,526	21,260	19,764	20,756	20,564	22,653	22,314	22,470	22,146	24,575	22,546	23,137	21,899	20,409	19,937	21,002	22,143	22,527	24,137	24,888	25,338	25,581	25,433	26,794	27,010	25,659
ALLSPRING Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000		10,212		10,399		10,431		10,993		11,267		11,355		10,982		12,440		12,954		12,861		13,047			12,937		12,988		12,583		13,023		13,106		12,784		13,689		13,707		14,103		13,969		14,141		13,434		13,600		13,836		14,641		14,729		14,989		15,346		14,966		13,626		13,845		12,172		13,503	14,028	13,624	14,139	12,984	13,811	13,833	13,061	13,732	14,064	14,394	14,898	14,094	12,725	9,585	10,767	11,076	11,397	11,632	12,259	11,688	12,107	14,444	15,588	16,408	17,950	18,888	19,270	19,869	19,749	19,042	19,552	19,160	19,891	19,211	19,995	18,829	19,141	19,515	18,001	18,346	16,534	18,134	17,561	15,772	17,757	18,300	17,099	18,731	18,299	16,987	16,563	16,237	17,527	18,850	17,943	17,008	15,994	17,433	19,603	18,713	19,325	20,172	18,887	19,770	19,437	21,805	21,396	21,410	21,075	23,108	21,182	21,617	20,790	19,542	18,757	19,545	20,513	20,875	22,643	23,098	23,156	23,807	23,850	25,486	25,977	25,032
ALLSPRING Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000		10,212		10,399		10,431		10,993		11,267		11,355		10,982		12,440		12,954		12,861		13,047			12,937		12,988		12,583		13,023		13,106		12,784		13,689		13,707		14,103		13,969		14,141		13,434		13,600		13,836		14,641		14,729		14,989		15,346		14,966		13,626		13,845		12,172		13,503	14,028	13,624	14,139	12,984	13,811	13,833	13,061	13,732	14,064	14,394	14,898	14,094	12,725	9,585	10,767	11,076	11,397	11,632	12,259	11,688	12,107	14,444	15,588	16,408	17,950	18,888	19,270	19,869	19,749	19,042	19,552	19,160	19,891	19,211	19,995	18,829	19,141	19,515	18,001	18,346	16,534	18,134	17,561	15,772	17,757	18,300	17,099	18,731	18,299	16,987	16,563	16,237	17,527	18,850	17,943	17,008	15,994	17,433	19,603	18,713	19,325	20,172	18,887	19,770	19,437	21,805	21,396	21,410	21,075	23,108	21,182	21,617	20,790	19,542	18,757	19,545	20,513	20,875	22,643	23,098	23,156	23,807	23,850	25,486	25,977	25,032
ALLSPRING Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000		10,212		10,399		10,431		10,993		11,267		11,355		10,982		12,440		12,954		12,861		13,047			12,937		12,988		12,583		13,023		13,106		12,784		13,689		13,707		14,103		13,969		14,141		13,434		13,600		13,836		14,641		14,729		14,989		15,346		14,966		13,626		13,845		12,172		13,503	14,028	13,624	14,139	12,984	13,811	13,833	13,061	13,732	14,064	14,394	14,898	14,094	12,725	9,585	10,767	11,076	11,397	11,632	12,259	11,688	12,107	14,444	15,588	16,408	17,950	18,888	19,270	19,869	19,749	19,042	19,552	19,160	19,891	19,211	19,995	18,829	19,141	19,515	18,001	18,346	16,534	18,134	17,561	15,772	17,757	18,300	17,099	18,731	18,299	16,987	16,563	16,237	17,527	18,850	17,943	17,008	15,994	17,433	19,603	18,713	19,325	20,172	18,887	19,770	19,437	21,805	21,396	21,410	21,075	23,108	21,182	21,617	20,790	19,542	18,757	19,545	20,513	20,875	22,643	23,098	23,156	23,807	23,850	25,486	25,977	25,032
ALLSPRING Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000		10,212		10,399		10,431		10,993		11,267		11,355		10,982		12,440		12,954		12,861		13,047			12,937		12,988		12,583		13,023		13,106		12,784		13,689		13,707		14,103		13,969		14,141		13,434		13,600		13,836		14,641		14,729		14,989		15,346		14,966		13,626		13,845		12,172		13,503	14,028	13,624	14,139	12,984	13,811	13,833	13,061	13,732	14,064	14,394	14,898	14,094	12,725	9,585	10,767	11,076	11,397	11,632	12,259	11,688	12,107	14,444	15,588	16,408	17,950	18,888	19,270	19,869	19,749	19,042	19,552	19,160	19,891	19,211	19,995	18,829	19,141	19,515	18,001	18,346	16,534	18,134	17,561	15,772	17,757	18,300	17,099	18,731	18,299	16,987	16,563	16,237	17,527	18,850	17,943	17,008	15,994	17,433	19,603	18,713	19,325	20,172	18,887	19,770	19,437	21,805	21,396	21,410	21,075	23,108	21,182	21,617	20,790	19,542	18,757	19,545	20,513	20,875	22,643	23,098	23,156	23,807	23,850	25,486	25,977	25,032
ALLSPRING Index: S&P 500 Utilities Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Utilities Index
Accumulated Value		10,000		9,759		9,906		10,679		10,606		10,009		10,049		10,136		9,589		10,063		10,189		10,726			10,706		10,790		11,247		10,943		11,210		11,575		11,257		11,697		12,019		11,281		10,935		10,513		10,908		11,137		11,012		11,317		11,528		11,657		11,587		11,813		12,237		11,744		12,147	12,652	13,018	13,138	13,038	13,470	13,433	14,126	14,727	14,615	14,345	14,839	15,826	14,262	12,835	13,248	13,831	13,186	14,216	13,839	13,995	14,701	14,806	14,910	14,774	13,870	15,328	15,983	15,604	15,265	15,927	16,560	15,536	16,272	16,003	17,545	16,971	16,657	18,383	17,601	18,362	17,448	18,408	18,501	16,403	16,740	17,915	17,820	17,464	16,434	17,242	17,564	16,534	16,806	17,222	16,161	15,252	15,448	16,247	16,558	16,059	16,239	17,314	17,599	19,178	18,121	19,350	20,291	21,630	21,409	22,199	20,437	21,036	21,392	21,447	21,467	22,290	22,361	23,465	23,093	24,053	24,559	24,994	23,716	24,040	26,527	25,675
ALLSPRING Index: S&P 500 Utilities Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Utilities Index
Accumulated Value		$ 10,000		$ 9,759		$ 9,906		$ 10,679		$ 10,606		$ 10,009		$ 10,049		$ 10,136		$ 9,589		$ 10,063		$ 10,189		$ 10,726			$ 10,706		$ 10,790		$ 11,247		$ 10,943		$ 11,210		$ 11,575		$ 11,257		$ 11,697		$ 12,019		$ 11,281		$ 10,935		$ 10,513		$ 10,908		$ 11,137		$ 11,012		$ 11,317		$ 11,528		$ 11,657		$ 11,587		$ 11,813		$ 12,237		$ 11,744		$ 12,147	$ 12,652	$ 13,018	$ 13,138	$ 13,038	$ 13,470	$ 13,433	$ 14,126	$ 14,727	$ 14,615	$ 14,345	$ 14,839	$ 15,826	$ 14,262	$ 12,835	$ 13,248	$ 13,831	$ 13,186	$ 14,216	$ 13,839	$ 13,995	$ 14,701	$ 14,806	$ 14,910	$ 14,774	$ 13,870	$ 15,328	$ 15,983	$ 15,604	$ 15,265	$ 15,927	$ 16,560	$ 15,536	$ 16,272	$ 16,003	$ 17,545	$ 16,971	$ 16,657	$ 18,383	$ 17,601	$ 18,362	$ 17,448	$ 18,408	$ 18,501	$ 16,403	$ 16,740	$ 17,915	$ 17,820	$ 17,464	$ 16,434	$ 17,242	$ 17,564	$ 16,534	$ 16,806	$ 17,222	$ 16,161	$ 15,252	$ 15,448	$ 16,247	$ 16,558	$ 16,059	$ 16,239	$ 17,314	$ 17,599	$ 19,178	$ 18,121	$ 19,350	$ 20,291	$ 21,630	$ 21,409	$ 22,199	$ 20,437	$ 21,036	$ 21,392	$ 21,447	$ 21,467	$ 22,290	$ 22,361	$ 23,465	$ 23,093	$ 24,053	$ 24,559	$ 24,994	$ 23,716	$ 24,040	$ 26,527	$ 25,675